Lease Liabilities : Liquidity classification (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [Abstract]
Current lease liabilities	₩ 576,665	₩ 635,349
Non-current lease liabilities	4,044,431	4,434,784
Total lease liabilities	4,621,096	5,070,133	₩ 283,806
Less : Discount	(588,441)	(686,876)
Undiscounted operating lease payments to be received	₩ 5,209,537	₩ 5,757,009